UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.):  [   ] is a restatement.
                                         [   ] adds new holding
                                               entries.

Institutional Investment Manager Filing this Report:

Name:     Nakoma Capital Management LLC
Address:  8040 Excelsior Drive   Suite 401
          Madison, WI  53717

Form 13F File No:  28-12855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Robyn K. Rannow
Title:    Managing Director/CCO
Phone:    608-831-8814

/s/ Robyn K. Rannow      Madison, WI    February 11, 2011
--------------------    -------------   -----------------
     (Signature)        (City/State)        (Date)


Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        39

Form 13F Information Table Value Total:  $ 89,696
                                     (in thousands)

List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE

                         Nakoma Capital Management, LLC
                               December 31, 2010

                                                                                                               Voting Authority
                                                                                                               ----------------
                                                                  Value   Shares or Sh/ Put/ Investment Other
            Name of Issuer              Title of Class CUSIP     (x$1000)  Prn Amt  Prn Call Discretion Mgrs   Sole   Shrd None
--------------------------------------  -------------- --------- -------- -------   --- ---- ---------- ----- ------- ---- ----
Adobe Systems Inc.                      COM            00724F101    2,619    85,100 SH  N/A     Sole    N/A    85,100 N/A  N/A
Affiliated Managers Group Inc.          COM            008252108      546     5,500 SH  N/A     Sole    N/A     5,500 N/A  N/A
Agilent Technologies Inc.               COM            00846U101    4,843   116,900 SH  N/A     Sole    N/A   116,900 N/A  N/A
AK Steel Holding Corp.                  COM            001547108    2,501   152,800 SH  N/A     Sole    N/A   152,800 N/A  N/A
Albemarle Corp.                         COM            012653101    4,089    73,300 SH  N/A     Sole    N/A    73,300 N/A  N/A
AllianceBernstein Holding L.P.          UNIT LTD PARTN 01881G106      233    10,000 SH  N/A     Sole    N/A    10,000 N/A  N/A
Apple Inc.                              COM            037833100    5,322    16,500 SH  N/A     Sole    N/A    16,500 N/A  N/A
Cisco Systems Inc.                      COM            17275R102      326    16,100 SH  N/A     Sole    N/A    16,100 N/A  N/A
Costco Wholesale Corp. New              COM            22160K105      585     8,100 SH  N/A     Sole    N/A     8,100 N/A  N/A
Deutsche Bk AG London BRH               PS CRD OIL ETN 25154K809    1,264    23,700 SH  N/A     Sole    N/A    23,700 N/A  N/A
Disney Walt Co.                         COM DISNEY     254687106      401    10,700 SH  N/A     Sole    N/A    10,700 N/A  N/A
F5 Networks Inc.                        COM            315616102    2,252    17,300 SH  N/A     Sole    N/A    17,300 N/A  N/A
GameStop Corp. New                      CL A           36467W109    2,007    87,700 SH  N/A     Sole    N/A    87,700 N/A  N/A
GATX Corp.                              COM            361448103    2,762    78,300 SH  N/A     Sole    N/A    78,300 N/A  N/A
International Business Machs Corp.      COM            459200101      235     1,600 SH  N/A     Sole    N/A     1,600 N/A  N/A
Johnson & Johnson                       COM            478160104      204     3,300 SH  N/A     Sole    N/A     3,300 N/A  N/A
Kinder Morgan Energy Partners           UT LTD PARTNER 494550106      211     3,000 SH  N/A     Sole    N/A     3,000 N/A  N/A
Kohl's Corp.                            COM            500255104    1,081    19,900 SH  N/A     Sole    N/A    19,900 N/A  N/A
Lindsay Corporation                     COM            535555106    2,654    44,660 SH  N/A     Sole    N/A    44,660 N/A  N/A
McDonald's Corp.                        COM            580135101      269     3,500 SH  N/A     Sole    N/A     3,500 N/A  N/A
Microsoft Corp.                         COM            594918104    4,647   166,500 SH  N/A     Sole    N/A   166,500 N/A  N/A
Monsanto Co. New                        COM            61166W101    3,517    50,500 SH  N/A     Sole    N/A    50,500 N/A  N/A
NCR Corp. New                           COM            62886E108    3,060   199,100 SH  N/A     Sole    N/A   199,100 N/A  N/A
Newmont Mining Corp.                    COM            651639106    4,042    65,800 SH  N/A     Sole    N/A    65,800 N/A  N/A
O'Reilly Automotive Inc.                COM            67103H107    4,169    69,000 SH  N/A     Sole    N/A    69,000 N/A  N/A
Potash Corp. Sask. Inc.                 COM            73755L107    3,220    20,800 SH  N/A     Sole    N/A    20,800 N/A  N/A
Qwest Communications International Inc. COM            749121109    4,523   594,300 SH  N/A     Sole    N/A   594,300 N/A  N/A
Southwest Airlines Co.                  COM            844741108      234    18,000 SH  N/A     Sole    N/A    18,000 N/A  N/A
Sovran Self Storage Inc.                COM            84610H108      166     4,500 SH  N/A     Sole    N/A     4,500 N/A  N/A
SPDR Gold Trust                         GOLD SHS       78463V107    2,894    20,860 SH  N/A     Sole    N/A    20,860 N/A  N/A
Suncor Energy Inc. New                  COM            867224107    3,170    82,800 SH  N/A     Sole    N/A    82,800 N/A  N/A
Take-Two Interactive Software Inc.      COM            874054109    2,785   227,100 SH  N/A     Sole    N/A   227,100 N/A  N/A
Thermo Fisher Scientific Inc.           COM            883556102    2,848    51,440 SH  N/A     Sole    N/A    51,440 N/A  N/A
Union Pacific Corp.                     COM            907818108      371     4,000 SH  N/A     Sole    N/A     4,000 N/A  N/A
United Continental Holdings Inc.        COM            910047109    2,292    96,235 SH  N/A     Sole    N/A    96,235 N/A  N/A
United Parcel Service Inc.              CL B           911312106    4,079    56,200 SH  N/A     Sole    N/A    56,200 N/A  N/A
Verizon Communications Inc.             COM            92343V104    5,188   145,000 SH  N/A     Sole    N/A   145,000 N/A  N/A
Wal-Mart Stores Inc.                    COM            931142103      243     4,500 SH  N/A     Sole    N/A     4,500 N/A  N/A
Weatherford International Ltd.          REG            H27013103    3,844   168,600 SH  N/A     Sole    N/A   168,600 N/A  N/A
REPORT SUMMARY                          39                         89,696